Condensed Statements Of Operations (Parenthetical)			12 Months Ended
	Jan. 18, 2022 shares	Jan. 13, 2022 shares	Dec. 31, 2022 shares	Jan. 19, 2022 shares
Common stock, shares outstanding		7,503,750
Stock split ratio		1.044
Founder Share [Member]
Common stock, shares outstanding	7,500,000	7,503,750		7,500,000
Stock split ratio		1.044
Over-Allotment Option [Member]
Common stock, shares outstanding		7,503,750
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited			978,750
Over-Allotment Option [Member] | Founder Share [Member]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	975,000	0	3,750